Intangible Assets	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

Note 11 – INTANGIBLE ASSETS

Net intangible assets consisted of the following at:

	March 31, 2026	March 31, 2025
Land use rights (1)	1,413,678	1,343,800
Software	291,674	370,514
Customer relationship	2,087,109	2,087,109
Total intangible assets	3,792,461	3,801,423
Less: accumulated amortization	(790,408)	(498,462)
Intangible assets, net	$3,002,053	$3,302,961

Amortization expense of intangibles amounted to $359,670 and $54,787 for the years ended March 31, 2026 and 2025, respectively.

(1)	In July 2013, the Company purchased the land use rights of a plot of land in Lin’an, Hangzhou, intended for the establishment of an herb processing plant in the future. However, as the Company’s farming business in Lin’an has not grown, the Company does not expect completion of the plant in the near future.